Restricted Stock Unit Granted (Detail) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
RSUs granted by the Company, outstanding RSUs
Beginning Balance	877,742
Granted	0
Cancelled	0
Vested	(432,402)
Forfeited	(12,938)
Ending Balance	432,402
RSUs granted by the Company, Weight average grant date fair value
Beginning Balance	3,233
Granted	0
Cancelled	0
Vested	(1,593)
Forfeited	(48)
Ending Balance	1,592